First Trust Dorsey Wright Tactical Core Portfolio Investment Strategy - First Trust Dorsey Wright Tactical Core Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in exchange-traded funds (“ETFs”) that comprise the Dorsey Wright Tactical Tilt Moderate CoreTM Index (the “Index”). It is expected that a majority of the ETFs in which the Fund invests will be advised by First Trust Advisors L.P. (“First Trust” or the “Advisor”). The Index is owned and was developed by Dorsey, Wright & Associates (the “Index Provider”). The Index Provider has retained Nasdaq, Inc. (“Nasdaq”) to calculate and maintain the Index. The Index Provider is a subsidiary of Nasdaq. According to the Index Provider, the Index is designed to provide variable exposure to ETFs and other securities representing the highest ranked asset classes based on the Index Provider’s "relative strength tally rankings." Eligible security types generally include ETFs across various asset classes including U.S. equity, international equity, and fixed income. In instances where there is a desire to reduce equity or long-term fixed income exposure, the Index will invest in the First Trust Enhanced Short Maturity ETF ("FTSM"), an ultrashort duration ETF. The Index Provider uses "point and figure" charting to record supply and demand within a security, focusing on the price movements of that security. Relative strength is another technical analysis tool that measures a security's performance relative to other securities, benchmarks, or broad market indices. Relative strength is a momentum technique that relies on unbiased, unemotional, objective data, rather than biased forecasting and subjective research. Relative strength is a way of recording historic performance patterns, and the Index Provider uses relative strength signals as an indicator for current momentum trends of a security versus others. The Index Provider establishes an inventory of ETFs to represent the macro asset classes including, but not limited to: U.S. equity, international equity, fixed income, and FTSM. The Index Provider then uses a relative strength matrix and tally rankings to rank the macro asset classes from strongest to weakest. On a monthly basis the tally rankings are used to allocate across the macro asset class based on the predetermined minimum and maximum thresholds outlined below:Asset ClassMinimumPortfolio AllocationMaximumPortfolio AllocationDomestic Equity20%75%International Equity5%25%Fixed Income20%60%Ultra Short Duration ETF (represented by FTSM – see below)0%50%To fulfill the allocation to each of the macro asset classes, the Index Provider applies a similar relative strength analysis to sector and sub-sector ETFs within each asset class in an effort to target momentum trends on a sub-asset class level within the Index. The Index is reconstituted and rebalanced on a weekly and monthly basis. During the weekly reconstitution, only the sub-asset classes within the Index are updated, whereas during the monthly reconstitution, which is conducted during the first week of each month, the entire Index is reconstituted to reflect changes within the macro-asset class rankings. The Fund will make corresponding changes to its portfolio typically within one business day of any change in the Index. The ETFs in which the Fund invests may hold U.S. and non-U.S. equity and debt securities, including convertible securities and mortgage securities, of all market capitalization ranges. In general, “non-U.S.” shall mean securities issued or guaranteed by companies and/or governmental agencies organized under the laws of countries other than the United States (including emerging markets). The non-U.S. equity securities may include American depositary receipts, global depositary receipts or other depositary receipts. The Fund may invest in U.S. dollar denominated and non-U.S. dollar denominated securities. The ETFs in which the Fund invests may also hold fixed income assets of any duration or maturity and high-yield securities or “junk” bonds, including loans. The remaining portion of the Fund’s portfolio (up to 20% of its net assets) not invested in securities that comprise the Index will be invested in ETFs selected by the Advisor to provide exposure to the same asset classes as the Index as well as cash and cash equivalents. It is expected that a majority of such ETFs will be advised by First Trust. FTSM FTSM’s investment objective is to seek current income, consistent with preservation of capital and daily liquidity. Under normal market conditions, FTSM intends to achieve its investment objective by investing at least 80% of its net assets in a portfolio of U.S. dollar-denominated fixed- and variable-rate debt securities, including securities issued or guaranteed by the U.S. government or its agencies, instrumentalities or U.S. government-sponsored entities, residential and commercial mortgage-backed securities, asset-backed securities, U.S. corporate bonds, fixed income securities issued by non-U.S. corporations and governments, municipal obligations, privately issued securities, ’AAA’-rated collateralized loan obligations (“CLOs”) and other debt securities bearing fixed or floating interest rates. FTSM may also invest in money market securities. 100% of FTSM’s net assets invested in debt securities will be invested in debt securities that are, at the time of purchase, rated as investment grade by at least one nationally recognized statistical rating organization (“NRSRO”) rating such securities, or if unrated, debt securities determined by the Fund’s investment advisor to be of comparable quality. FTSM may also invest up to 10% of its net assets in ‘AAA’-rated CLOs. FTSM intends to limit its investments in privately-issued, non-agency sponsored mortgage- and asset-backed securities, and ‘AAA’-rated CLOs to 35% of its net assets. Under normal market conditions, FTSM’s portfolio is expected to have an average duration of less than one year and an average maturity of less than three years. Additional information regarding FTSM, including its prospectus and most recent annual report, is available without charge by visiting http://www.ftportfolios.com/Retail/Etf/EtfFundNews.aspx?Ticker=FTSM.